CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.001
ENERGY VAULT HOLDINGS, INC
Convertible preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		12,658,321	13,191,776	8,338,666
Convertible preferred stock, shares issued		12,658,312	9,419,740	8,338,666
Convertible preferred stock, shares outstanding		12,658,312	9,419,740	8,338,666
Convertible preferred stock, liquidation preference		$ 171,347,526	$ 49,028,024	$ 33,345,154
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		17,800,000	17,800,000	13,000,000
Common stock, shares issued		3,038,093	2,148,210	2,148,210
Common stock, shares outstanding		3,038,093	2,148,210	2,148,210